American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP GROWTH FUND

Supplement dated August 1, 2006 * Prospectus dated May 1, 2006

THE FOLLOWING REPLACES THE CHART ON PAGE 6.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005        CLASS I
--------------------------------------------------------------------------------
VP Growth                                                                N/A(1)
--------------------------------------------------------------------------------

(1)  CLASS I HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2005. CLASS I
     WILL PAY THE ADVISOR A UNIFIED MANAGEMENT FEE OF 1.00% OF THE FIRST $5
     BILLION OF STRATEGY ASSETS, 0.98% OF THE NEXT $5 BILLION OF STRATEGY
     ASSETS, 0.97% OF THE NEXT $5 BILLION OF STRATEGY ASSETS, 0.96% OF THE NEXT
     $5 BILLION OF STRATEGY ASSETS, 0.95% OF THE NEXT $5 BILLION OF STRATEGY
     ASSETS, 0.90% OF THE NEXT $5 BILLION OF STRATEGY ASSETS, AND 0.80% OF
     STRATEGY ASSETS OVER $30 BILLION.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50401 0608

American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated August 1, 2006 * Statement of Additional  Information dated May
1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 30 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 30.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer, Senior Vice President,
Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

PORTFOLIO MANAGERS BRUCE WIMBERLY AND MICHAEL PERELSTEIN LEFT AMERICAN CENTURY
ON JUNE 30, 2006. THEIR ENTRIES UNDER OTHER ACCOUNTS MANAGED BEGINNING ON PAGE
47 ARE DELETED.

THE FOLLOWING REPLACES THE ENTRIES FOR VP GROWTH AND VP ULTRA IN THE MANAGEMENT
FEE CHART ON PAGE 44.

Fund                   CLASS                     PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
VP Growth              Class I                   1.00% of first $5 billion
                                                 0.98% of next $5 billion
                                                 0.97% of next $5 billion
                                                 0.96% of next $5 billion
                                                 0.95% of next $5 billion
                                                 0.90% of next $5 billion
                                                 0.80% over $30 billion
--------------------------------------------------------------------------------
VP International       Class I & Class III       1.50% of first $250 million
                                                 1.20% of the next $250 million
                                                 1.10% of the next $250 million
                                                 1.00% over $1 billion
                       ---------------------------------------------------------
                       Class II & Class IV       1.40% of first $250 million
                                                 1.10% of the next $250 million
                                                 1.00% of the next $250 million
                                                 0.90% over $1 billion
--------------------------------------------------------------------------------
VP Ultra               Class I & Class III       1.00% of first $5 billion
                                                 0.98% of next $5 billion
                                                 0.97% of next $5 billion
                                                 0.96% of next $5 billion
                                                 0.95% of next $5 billion
                                                 0.90% of next $5 billion
                                                 0.80% over $30 billion
                       ---------------------------------------------------------
                       Class II                  0.90% of first $5 billion
                                                 0.88% of next $5 billion
                                                 0.87% of next $5 billion
                                                 0.86% of next $5 billion
                                                 0.85% of next $5 billion
                                                 0.80% of next $5 billion
                                                 0.70% over $30 billion
--------------------------------------------------------------------------------

THE FOLLOWING ENTRIES ARE ADDED TO THE OTHER ACCOUNTS MANAGED TABLE BEGINNING ON
PAGE 47.

OTHER ACCOUNTS MANAGED (AS OF JULY 7, 2006)
                                                                     OTHER
                                                                     ACCOUNTS
                                                                     (E.G.,
                                    REGISTERED                       SEPARATE
                                    INVESTMENT        OTHER POOLED   ACCOUNTS
                                    COMPANIES         INVESTMENT     AND
                                    (E.G., OTHER      VEHICLES       CORPORATE
                                    AMERICAN          (E.G.,         ACCOUNTS
                                    CENTURY           COMMINGLED     INCLUDING
                                    FUNDS AND         TRUSTS AND     INCUBATION
                                    AMERICAN          529            STRATEGIES
                                    CENTURY -         EDUCATION      AND
                                    SUBADVISED        SAVINGS        CORPORATE
                                    FUNDS)            PLANS)         MONEY)
---------------------------------------------------------------------------------
VP International
---------------------------------------------------------------------------------
Alexander         Number of Other   4                 1              1
Tedder            Accounts Managed
                  ---------------------------------------------------------------
                  Assets in Other   $2,974,302,890    $43,027,104    $217,299,418
                  Accounts Managed
---------------------------------------------------------------------------------
VP Ultra
---------------------------------------------------------------------------------
Tom               Number of Other   2                 0              0
Telford           Accounts Managed
                  ---------------------------------------------------------------
                  Assets in Other   $17,363,542,134   N/A            N/A
                  Accounts Managed
---------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECTION Ownership of Securities ON PAGE 51.

OWNERSHIP OF SECURITIES

As of December 31, 2005, the funds' most recent year end, none of the portfolio managers beneficially owned shares of the fund they manage. As of April 21,
2006, none of the portfolio managers for VP Balanced beneficially owned shares of the fund they manage. As of July 7, 2006, neither Alexander Tedder nor Tom
Telford beneficially owned shares of the fund they manage. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because these portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50415 0608